Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Table
Pay vs Performance [Table Text Block

Pay versus Performance

New SEC rules adopted in 2022 require us to disclose the following information regarding named executive officer compensation in relation to certain financial performance information about the Company. The Compensation Committee did not consider the pay versus performance disclosures below when making any of its named executive compensation decisions for any of the years shown.

2022 Pay Versus Performance Table

	CEO (1)		Other NEOs (1)
Year	NEO Compensation Table Total for CEO (2)	Compensation Actually Paid to CEO (3)	Average NEO Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs (3)	Value of Initial Fixed $100 Investment Based on TSR (4)	Net Income (Loss) (5)
2022	$240,000	$240,000	$240,000	$240,000	$4.38	$(107,741,965)
2021	$180,000	$180,000	$173,963	$173,963	$92.23	$(169,675,169)

(1)	Our principal executive officer for each of the years indicated was our CEO, James A. Doris. Our named executive officers other than our CEO (“Other NEOs”) were as follows:

2022	2021
Frank W. Barker, Jr.	Louis G. Scott
Frank W. Barker, Jr.
Robert Schleizer

(2)

Reflects, for our CEO, the total compensation reported in the Named Executive Officer Compensation Table and for the Other NEOs, the average total compensation reported in the Named Executive Officer Compensation Table in each of the fiscal years indicated.

(3)

The Named Executive Officer Compensation Table totals did not require equity award adjustments to arrive at the “Compensation Actually Paid to the CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” in each year. During the measurement period, none of the NEOs were granted equity awards or otherwise had equity awards outstanding. Named Executive Officer Compensation Table totals for each year consist solely of salary and/or consulting fees paid to the NEOs each year.

(4)

For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock from December 31, 2020 through December 31 of each covered fiscal year.

(5)	Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.

2022 Pay Versus Performance Relationships

Relationship Between Compensation Actually Paid and Cumulative TSR. As required by Item 402(v) of Regulation S-K, we are presenting the graph below which compares the compensation actually paid to the CEO and the average amount of compensation actually paid to the Non-CEO NEOs to cumulative TSR of the Company over the two-year period presented in the Pay Versus Performance Table. The TSRs reflected in the graph below assume reinvestment of dividends, where applicable, and that $100 was invested at the market close on December 31, 2020.

Relationship Between Compensation Actually Paid and Net Income. As required by Item 402(v) of Regulation S-K, we are presenting the graph below which compares the compensation actually paid to the CEO and the average amount of compensation actually paid to the Non-CEO NEOs to net income of the Company over the two-year period presented in the Pay Versus Performance Table.

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company views the link between the Company’s performance and its executives’ pay.

PEO Total Compensation Amount	$ 240,000	$ 180,000
Non-PEO NEO Average Total Compensation Amount	240,000	173,963
PEO Actually Paid Compensation Amount	240,000	180,000
Non-PEO NEO Average Compensation Actually Paid Amount	240,000	173,963
Total Shareholder Return Amount	4,380	92,230
Net Income (Loss)	$ (107,741,965)	$ (169,675,169)
Named Executive Officers, Footnote [Text Block]
(1)	Our principal executive officer for each of the years indicated was our CEO, James A. Doris. Our named executive officers other than our CEO (“Other NEOs”) were as follows:

2022	2021
Frank W. Barker, Jr.	Louis G. Scott
Frank W. Barker, Jr.
Robert Schleizer

Peer Group Issuers, Footnote [Text Block]

The Named Executive Officer Compensation Table totals did not require equity award adjustments to arrive at the “Compensation Actually Paid to the CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” in each year. During the measurement period, none of the NEOs were granted equity awards or otherwise had equity awards outstanding. Named Executive Officer Compensation Table totals for each year consist solely of salary and/or consulting fees paid to the NEOs each year.

Peer Group Total Shareholder Return Amount	$ 100